Mid-Cap Equity Index Fund
Mid-Cap Equity Index Fund May 1, 2019
Investment Objective.
The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class USD ($)
Wire transfer charge for redemptions with proceeds less than $5,000.00	$ 50	[1]
[1]	$ 0 - $50

Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class
Management Fees	0.13%
Other Expenses	1.27%
Total Annual Fund Operating Expenses	1.40%
Expense Reimbursement	(1.27%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.13%
[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund’s total operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities) to its investment management fees. This contractual obligation continues in effect until April 30, 2020, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1. The Example below reflects the expense reimbursement for the first year only.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class | USD ($)	13	322	662	1,674

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class | USD ($)	13	322	662	1,674

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 24.63% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The components of the Index are market capitalization weighted, adjusted for free float. Under normal circumstances, at least 80% of the Fund’s total assets are invested in securities included in the S&P 400® Index, which as of December 31, 2018, included companies with market capitalizations from $1.0 billion up to $11.9 billion. The Fund is rebalanced at approximately the same time that the S&P MidCap 400® Index to which the Fund is benchmarked is rebalanced and reconstituted, which currently occurs on the third Friday of the last month of each quarter. The Fund may concentrate its investments in an industry or group of industries to the extent that the index being tracked is also so concentrated.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Concentration risk: The chance that the stocks of a particular industry or group of industries will decline because of adverse developments affecting that industry. Because the fund concentrates its assets in certain industries to the same extent that S&P MidCap 400® Index does, the fund bears concentration risk.
  Index risk: The Fund’s investment performance may not precisely duplicate the performance of the S&P MidCap 400® Index due to factors such as operating and transaction costs, as well as weighting of each security in the Index.
  Tracking Error risk: As an index fund, the Fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the Fund and the index, positive or negative, is called tracking error. Tracking error can be caused by many factors and it may be significant.
  Passive Investment risk: Because the Fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the Fund’s performance may lag the performance of actively managed funds.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Third quarter 2009	19.91%
Worst	Third quarter 2011	(20.04)%

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - Mid-Cap Equity Index Fund	Past One Year	Past Five Years	Past Ten Years	Inception Date
Mid-Cap Equity Index Fund Class	(11.30%)	5.85%	13.49%	Sep. 01, 2000
Mid-Cap Equity Index Fund Class | Return after taxes on distributions	(13.49%)	2.21%	10.78%	Sep. 01, 2000
Mid-Cap Equity Index Fund Class | Return after taxes on distributions and sales of shares	(5.71%)	3.97%	10.71%	Sep. 01, 2000
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	(11.08%)	6.03%	13.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements. Return after taxes on distributions and sales of Fund shares may be higher than other measures of returns for the same period due to an assumed tax benefit of realizing a capital loss upon the sale of Fund shares at the end of the measurement period.